SHORT-TERM LOAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Mar. 31, 2014
Short-term Debt [Line Items]
Short term loan	$ 3,000
Interest expense on short term borrowings	77
Loans Payable to Bank One [Member]
Short-term Debt [Line Items]
Short term loan			1,800
Annual interest rate			2.89%
Loans Payable to Bank Two [Member]
Short-term Debt [Line Items]
Short term loan				$ 1,200
Annual interest rate				2.86%